Consolidated Statement of Changes in Mezzanine Equity and Stockholders' Equity/Members's Equity - USD ($)		Members' Equity (Deficiency) [Member]	Members' Equity (Deficiency) [Member] Previously Reported [Member]	Members' Equity (Deficiency) [Member] Pre Titan Merger [Member]	Members' Equity (Deficiency) [Member] Post Titan Merger [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]		Preferred Stock [Member] Series A Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Pre Titan Merger [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Post Titan Merger [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]		Preferred Stock [Member] Series B Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Pre Titan Merger [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Post Titan Merger [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series C Preferred Stock [Member] Pre Titan Merger [Member]	Preferred Stock [Member] Series C Preferred Stock [Member] Post Titan Merger [Member]	Common Stock [Member]		Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Pre Titan Merger [Member]	Common Stock [Member] Post Titan Merger [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Pre Titan Merger [Member]	Additional Paid-in Capital [Member] Post Titan Merger [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member] Pre Titan Merger [Member]	Retained Earnings [Member] Post Titan Merger [Member]	Series B Preferred Stock [Member]	Total	Previously Reported [Member]	Pre Titan Merger [Member]	Post Titan Merger [Member]
Balance - January 1, 2022 at Dec. 31, 2021		$ (2,038,379)																																	$ (2,038,379)
Balance, shares at Dec. 31, 2021
Net loss		(658,663)																																	(658,663)
Member contributions		5,223,146																																	5,223,146
Balance - December 31, 2022 at Dec. 31, 2022		2,526,104					[1]					[2]																							2,526,104
Balance, shares at Dec. 31, 2022	[1]
Balance, value at Dec. 31, 2022	[1]	2,526,104
Balance, shares at Dec. 31, 2022							[1]					[2]
Net loss		(664,601)																																	(664,601)
Contributions, net of distributions		170,000					[1]					[2]																							170,000
Contributions, net of distributions		170,000
Contributions, net of distributions		(664,601)
Balance - December 31, 2022 at Mar. 31, 2023		2,031,503					[1]					[2]																							2,031,503
Balance, shares at Mar. 31, 2023	[1]
Balance, value at Mar. 31, 2023	[1]	2,031,503
Balance, shares at Mar. 31, 2023							[1]					[2]
Balance - January 1, 2022 at Dec. 31, 2022		2,526,104					[1]					[2]																							2,526,104
Balance, shares at Dec. 31, 2022	[1]
Balance, value at Dec. 31, 2022	[1]	2,526,104
Balance, shares at Dec. 31, 2022							[1]					[2]
Net loss																																			(23,568,649)
Balance - December 31, 2022 at Jun. 30, 2023						$ 70	[1]				$ 147	[2]									$ 3,425					35,676,238				(23,568,649)					12,111,231
Balance, shares at Jun. 30, 2023	[1]
Balance, value at Jun. 30, 2023	[1]
Balance, shares at Jun. 30, 2023						701,000	[1]				1,470,135	[2]									34,252,778
Balance - January 1, 2022 at Dec. 31, 2022		2,526,104					[1]					[2]																							2,526,104
Balance, shares at Dec. 31, 2022	[1]
Balance, value at Dec. 31, 2022	[1]	2,526,104
Balance, shares at Dec. 31, 2022							[1]					[2]
Issuance of warrants																										1,375,000				(1,075,000)					300,000
Net loss				$ (664,601)																													$ (148,340,448)		(149,005,049)		$ (664,601)	$ (148,340,448)
Effect of reverse acquisition		(2,031,503)									$ 147						$ 63				$ 3,395					30,088,068				(664,601)					27,395,569
Effect of reverse acquisition, shares											1,470,135						630,900				33,952,778
Share-based compensation																	$ 7				$ 30					5,590,448									5,590,485
Share-based compensation, shares																	70,100				300,000
Settlement of note due to contribution		170,000																																	170,000
Cancelation of Series C Preferred Stock for options																	$ (7)									7
Cancelation of Series C Preferred Stock for options, shares																	(70,100)
Exchange of debt, preferred stock and common stock for common stock rights											$ (147)										$ (1,912)					118,324,275									118,322,216
Exchange of debt, preferred stock and common stock for common stock rights, shares											(1,470,135)										(19,118,233)
Balance - December 31, 2022 at Dec. 31, 2023						$ 63	[1]					[2]						$ 63			$ 1,513		$ 1,513			155,377,798	$ 155,377,798			(150,080,049)	$ (150,080,049)				5,299,325	$ 5,299,325
Balance, shares at Dec. 31, 2023	[1]
Balance, value at Dec. 31, 2023	[1]
Balance, shares at Dec. 31, 2023						630,900	[1]					[2]						630,900			15,134,545		15,134,545
Balance - January 1, 2022 at Mar. 31, 2023		2,031,503					[1]					[2]																							2,031,503
Balance, shares at Mar. 31, 2023	[1]
Balance, value at Mar. 31, 2023	[1]	2,031,503
Balance, shares at Mar. 31, 2023							[1]					[2]
Net loss							[1]					[2]																		(22,904,048)					(22,904,048)
Effect of reverse acquisition		(2,031,503)				$ 63	[1]				$ 147	[2]									$ 3,395					30,088,068				(664,601)					27,395,569
Effect of reverse acquisition, shares						630,900	[1]				1,470,135	[2]									33,952,778	[2]
Effect of reverse acquisition		(2,031,503)
Share-based compensation						$ 7	[1]					[2]									$ 30					5,588,170									5,588,207
Share-based compensation, shares	[1]					70,100															300,000
Balance - December 31, 2022 at Jun. 30, 2023						$ 70	[1]				$ 147	[2]									$ 3,425					35,676,238				(23,568,649)					12,111,231
Balance, shares at Jun. 30, 2023	[1]
Balance, value at Jun. 30, 2023	[1]
Balance, shares at Jun. 30, 2023						701,000	[1]				1,470,135	[2]									34,252,778
Balance - January 1, 2022 at Dec. 31, 2023						$ 63	[1]					[2]						$ 63			$ 1,513		$ 1,513			155,377,798	155,377,798			(150,080,049)	(150,080,049)				5,299,325	5,299,325
Balance, shares at Dec. 31, 2023	[1]
Balance, value at Dec. 31, 2023	[1]
Balance, shares at Dec. 31, 2023						630,900	[1]					[2]						630,900			15,134,545		15,134,545
Issuance of warrants							[1]					[2]														1,512,290				(862,289)					650,001
Exercise of share rights							[1]					[2]									$ 1,026					(1,026)
Exercise of share pre warrants, shares																					10,252,269
Net loss							[1]					[2]																		(2,258,944)					(2,258,944)
Balance - December 31, 2022 at Mar. 31, 2024						$ 63	[1]					[2]									$ 2,539					156,889,062				(153,201,282)					3,690,382
Balance, shares at Mar. 31, 2024	[1]
Balance, value at Mar. 31, 2024	[1]
Balance, shares at Mar. 31, 2024						630,900	[1]					[2]									25,386,814
Balance - January 1, 2022 at Dec. 31, 2023						$ 63	[1]					[2]						$ 63			$ 1,513		$ 1,513			155,377,798	$ 155,377,798			(150,080,049)	$ (150,080,049)				5,299,325	$ 5,299,325
Balance, shares at Dec. 31, 2023	[1]
Balance, value at Dec. 31, 2023	[1]
Balance, shares at Dec. 31, 2023						630,900	[1]					[2]						630,900			15,134,545		15,134,545
Net loss																																			(4,612,913)
Balance - December 31, 2022 at Jun. 30, 2024						$ 140	[1]					[2]									$ 2,539					165,548,628				(155,555,251)					9,996,056
Balance, shares at Jun. 30, 2024	[1]															527,792
Balance, value at Jun. 30, 2024	[1]															$ 6,899,967
Balance, shares at Jun. 30, 2024						1,397,900	[1]					[2]									25,386,814
Balance - January 1, 2022 at Mar. 31, 2024						$ 63	[1]					[2]									$ 2,539					156,889,062				(153,201,282)					3,690,382
Balance, shares at Mar. 31, 2024	[1]
Balance, value at Mar. 31, 2024	[1]
Balance, shares at Mar. 31, 2024						630,900	[1]					[2]									25,386,814
Net loss							[1]					[2]																		(2,353,969)					(2,353,969)
Series B Preferred Offering							[1]					[2]														2,653,105									2,653,105
Series B Preferred Offering, shares																422,200																		422,200
Series B Preferred Offering																$ 5,524,500
Series B Preferred Offering costs																										(290,390)									(290,390)
Series A Preferred shares issued in relation to guarantee agreement						$ 22	[1]					[2]														3,009,978									3,010,000
Series A Preferred shares issued in relation to guarantee agreement, shares	[1]					215,000
Effect of reverse acquisition						$ 55	[1]					[2]														8,567,945									8,568,000
Effect of reverse acquisition, shares	[1]					552,000
Issuance of Series B preferred							[1]					[2]														(1,322,696)									(1,322,696)
Issuance of Series B preferred, shares																105,592
Issuance of Series B preferred																$ 1,375,467
Remeasurement of Series B Preferred Stock to redemption value																										(3,958,376)									(3,958,376)
Balance - December 31, 2022 at Jun. 30, 2024						$ 140	[1]					[2]									$ 2,539					$ 165,548,628				$ (155,555,251)					$ 9,996,056
Balance, shares at Jun. 30, 2024	[1]															527,792
Balance, value at Jun. 30, 2024	[1]															$ 6,899,967
Balance, shares at Jun. 30, 2024						1,397,900	[1]					[2]									25,386,814

[1]	On January 10, 2024, the Company redomiciled and exchanged all outstanding shares of its pre-existing Series C Preferred Stock for shares of a new class of Series A Preferred Stock (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and six months ended June 30, 2024 has been retrospectively restated to reflect this change.
[2]	On January 10, 2024, the Company redomiciled and its pre-existing Series A class of Preferred Stock and Series B class of Preferred stock were eliminated (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and six months ended June 30, 2024 has been retrospectively restated to reflect these changes.